Pensions_ Defined Contribution Plans (Details) - USD ($)		12 Months Ended
	Jul. 01, 2005	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pensions Defined Contribution Plans [Line Items]
Percentage of employees salaries and wages	6.00%
Pension costs under defined contribution pension plans		$ 398,512	$ 396,059	$ 378,041
Hong Kong [Member]
Pensions Defined Contribution Plans [Line Items]
Pension costs under defined contribution pension plans		$ 813,655	$ 293,259	$ 548,474